Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Foreign tax credits	$ 20	$ 227
Net operating loss carryforwards	573	570
Compensation	187	245
Deferred transaction costs	15	25
Investments	56	0
Other reserves	90	198
Capital lease obligations	133	188
Self-insurance reserves	51	44
System funds	42	23
Other tax credits	3	48
Other	105	72
Total gross deferred tax assets	1,275	1,640
Less: valuation allowance	(503)	(769)
Deferred tax assets	772	871
Property and equipment	(2,075)	(2,025)
Brands	(1,910)	(1,916)
Amortizable intangible	(616)	(659)
Unrealized foreign currency gains	(279)	(301)
Investments	0	(70)
Investment in foreign subsidiaries	(81)	(93)
Deferred income	(648)	(576)
Deferred tax liabilities	(5,609)	(5,640)
Net deferred taxes	$ (4,837)	$ (4,769)